Fair value measurement of financial instruments - Significant unobservable Inputs (Details) - Level 3 - Unlisted equity securities £ in Thousands	3 Months Ended
Mar. 31, 2022 GBP (£)
Disclosure of financial assets and liabilities [Line Items]
Beginning of period	£ 2,145
Acquisitions	0
Loss recognised in other comprehensive income	0
Disposal	0
End of period	£ 2,145